Weighted Average Shares Outstanding - Schedule of Basic and Diluted Common Shares Outstanding, Calculated on Weighted Average Basis (Parenthetical) (Detail)	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Share options	107,168	507,066